Unaudited Condensed Consolidated Interim Cash Flow Statements - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Consolidated loss for period	$ (10,963,260)	$ (12,725,513)
Adjustments for:
Share-based compensation expense	32,454
Interest income	(1,361,638)	(269,800)
Amortization of intangibles	90,248	38,301
Foreign exchange (gain) loss	42,011	(86,547)
Loss of disposal on property and equipment	3,377
Impairment for VAT receivable	839,758
Fair value loss on embedded derivatives	356,000
Interest expense	2,364,345	91,668
Depreciation of property and equipment and right-of-use assets	835,514	169,721
Operating loss before working capital changes	(7,761,191)	(12,782,170)
Changes in trade and other receivables	(810,622)	(1,072,573)
Changes in related party receivables	945,913	(1,374,175)
Changes in inventories	(180,654)	(17,206)
Changes in other current assets	655,739	(2,202,145)
Changes in prepaid mining license	499,555	499,903
Changes in related party payables	(88,298)
Changes in trade and other payables	(1,597,354)	10,892,071
Net cash used in operating activities	(8,336,912)	(6,056,295)
Cash flows from investing activities
Interest received from bank	1,361,638	262,959
Patent costs incurred	(72,039)	(49,047)
Expenditure on property and equipment	(82,674)	(253,505)
Expenditure on other intangible assets
Investment in exploration and evaluation assets	(27,957,059)	(17,465,815)
Net cash used in investing activities	(26,750,135)	(17,505,408)
Cash flows from financing activities
Issue of share capital	1
Proceeds from loans and borrowings, net of transaction cost	49,250,000
Payment of debenture interest	(1,203,515)
Payment of lease liabilities	(316,090)	(62,775)
Proceeds from receipt of subscription receivable, net of costs	1,500,000	47,500,000
Net cash provided by (used in) financing activities	49,230,395	(47,437,225)
Net increase in cash and cash equivalents	14,143,349	23,875,522
Cash and cash equivalents
Effect of exchange rate changes in cash	(42,011)
Beginning of period	49,391,627	20,535,210
End of period	$ 63,492,965	$ 44,410,732